Note 6 - Warrants - Warrants Outstanding (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Beginning balance, outstanding (in shares)	20,035,114	13,779,438	13,779,438	8,838,122
Issued (in shares)	219,298	728,571	6,822,855	12,693,395
Issued, price range (in dollars per share)	$ 0.70	$ 0.45
Exercised (in shares)	(510,000)		(2,818,271)
Expired (in shares)			(2,383,545)	(7,752,079)
Ending balance, outstanding (in shares)	19,744,412	14,508,009	20,035,114	13,779,438
Prior year extensions (in shares)			4,634,637
Prior year extensions, price range (in dollars per share)			$ 0.30
Minimum [Member]
Beginning balance, outstanding, price range (in dollars per share)	$ 0.125	$ 0.125	0.125	$ 0.125
Issued, price range (in dollars per share)			0.35	0.30
Exercised, price range (in dollars per share)	0.25		0.25	0.30
Expired, price range (in dollars per share)			0.55	0.25
Beginning balance, outstanding, price range (in dollars per share)	0.125	0.125	0.125	0.125
Maximum [Member]
Beginning balance, outstanding, price range (in dollars per share)	1	1	1	1
Issued, price range (in dollars per share)			0.75	0.45
Exercised, price range (in dollars per share)	0.30		0.40	0.50
Expired, price range (in dollars per share)			0.75	0.75
Beginning balance, outstanding, price range (in dollars per share)	$ 1	$ 1	$ 1	$ 1